Revenue (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
5. Revenue

For the three months ended March 31, 2021 and 2020, revenues consisted of the following:

	Three Months Ended
	March 31,
Management fees	2021	2020
Management fees, net	$80,265	$75,727
Fund expense reimbursement revenue	2,360	1,974
Management fees	$82,625	$77,701

	Three Months Ended
	March 31,
Incentive fees	2021	2020
Performance fees	$6,113	$605
Carried interest	12,101	2,628
Total incentive fees	$18,214	$3,233

The Company recognized revenues of $1.0 million and $0.4 million during the three months ended March 31, 2021 and 2020, respectively, that were previously received and deferred as of December 31, 2020 and 2019, respectively.

6. Revenue

For the years ended December 31, 2020, 2019 and 2018, revenues consisted of the following:

	Year Ended December 31,
Management fees	2020	2019	2018
Management fees	$302,339	$318,008	$311,456
Fund expense reimbursement revenue	8,406	6,708	4,142
Total management fees	$310,745	$324,716	$315,598

	Year Ended December 31,
Incentive fees	2020	2019	2018
Performance fees	$52,726	$14,413	$3,111
Carried interest	58,924	69,752	53,948
Total incentive fees	$111,650	$84,165	$57,059

The Company recognized revenues of $3.6 million and $1.8 million during the years ended December 31, 2020 and 2019, respectively, that were previously received and deferred as of December 31, 2019 and 2018, respectively.